Goodwill And Intangible Assets,Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets,Net [Abstract]
Goodwill and Intangible Assets,Net [Text Block]

NOTE 7. GOODWILL AND INTANGIBLE ASSETS, NET

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2010 and 2011 were RMB80,625,667 (US$12,810,128). The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer.

The Group completed its annual impairment test of goodwill using a discounted cash flow method and determined that the carrying value of the reporting unit exceeded its fair value. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy and the related expected future cash flows based on working capital requirements. The Group has not recognized any impairment loss on goodwill.

The Group completed its annual impairment test of goodwill as of December 31, 2009 arising from its acquisition of 51% equity interest in Wangku using the same method mentioned above and determined that the carrying value of the reporting unit exceeded the fair value of the reporting unit. The value of the reporting unit implied by the test was based on management’s current assessment of the time frame for recovery of the retail and consumer goods industries and the related expected future cash flows based on working capital requirements. In addition, the lack of success in implementing new sales capabilities and practices at Wangku to convert more prospects into actual deals due to general economic conditions and competition from existing competitors also attributed to reductions in expected future cash flows. The Group recorded a goodwill impairment loss of RMB762,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Intangible assets included in the consolidated balance sheets as of December 31, 2011 and 2010 comprised of:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥32,970,671	¥3,299,332	$524,211
Software	5 years	6,588,516	5,327,401	1,261,115	200,371
Internally generated software	4 years	39,803,101	27,548,572	12,254,529	1,947,049
Trademark	Indefinite	376,000	-	376,000	59,740
Balance at December 31, 2011		¥83,037,620	¥65,846,644	¥17,190,976	$2,731,371

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥26,426,893	¥9,843,110
Software	5 years	6,573,943	4,019,688	2,554,255
Internally generated software	4 years	33,658,347	24,241,241	9,417,106
Trademark	Indefinite	2,450,000	-	2,450,000
Balance at of December 31,2010		¥78,952,293	¥54,687,822	¥24,264,471

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB15.8 million, RMB15.1million and RMB11.2million(US$1.8 million), respectively. Unamortized capitalized software costs as of December 31, 2010 and 2011 was RMB3.7 million and RMB8.1 million (US$1.3 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. The Group recorded an impairment loss of RMB2.4 million and RMB2.06 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for certain internally generated software which had or were not expected to generate future revenue, or be sellable to a third party, and did not fit the Company’s development strategy going forward. In addition, the Group recorded an impairment loss of nil and RMB2.07 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for a trade name acquired during the business combination in 2007 which was not expected to generate sufficient future cash flow as the market is inclined to pursue more advanced technical platform than that under this trade name.

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2012	¥6,514,204	$1,035,003
2013	3,297,631	523,941
2014	2,839,931	451,220
2015	2,495,640	396,517
2016	1,496,324	237,742
Thereafter	171,246	27,207